DEBT DEBT - CCBFL VIE Loans Narrative (Details) - Secured Debt - Seal SPV loans [Member] $ in Thousands	1 Months Ended
Mar. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 162,400
Debt Instrument, Term	10 years